Investments in Unconsolidated Subsidiaries and Affiliates	9 Months Ended
Sep. 30, 2015
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2015 and December 31, 2014 is as follows:

	September 30, 2015	December 31, 2014
	(in millions)
Equity method	$533	$593
Cost method	10	12
Total	$543	$605